Preferred Shares (Tables)	12 Months Ended
Dec. 31, 2021
Preferred Shares
Summary of issuances of convertible redeemable preferred shares

The following table summarizes the issuances of convertible redeemable preferred shares (collectively, “Preferred Shares”).

		Total number		Consideration
Series of Preferred Shares	Date of issuance	of shares issued		per share
				US$
Series A	08/11/2011	37,858,584		0.26
Series B	05/05/2014	25,164,697		0.93
Series C	21/09/2015	27,935,316		2.17
Series D	08/12/2016	22,334,525		4.63
Series D1	22/03/2017	6,947,330		5.04
Series E	26/07/2018, 14/09/2018	27,267,380		9.89
Series F	07/08/2019	34,677,872	(i)	12.52
		182,185,704

(i)	Including 11,985,440 Series F preferred shares legally issued in December 2020 upon the exercise of the warrant as discussed in Accounting of Preferred Shares.

Schedule of the reconciliation of the fair value measurements of derivative asset

The fair value of the derivative asset was categorized as Level 3 of fair value measurement. The following table sets forth the reconciliation of the fair value measurements of derivative asset:

Fair value
measurements of
derivative asset
RMB in thousand
Beginning balance as of January 1, 2019	—
Change in fair value	7,132
Ending balance as of December 31, 2019	7,132

Beginning balance as of January 1, 2020	7,132
Change in fair value	(68,818)
Settlement of derivative asset	61,686
Ending balance as of December 31, 2020	—

Schedule of key inputs used in valuation of derivative asset

The key inputs used in valuation of derivative asset as of December 31, 2019 date were as follow.

As of December 31,
2019
Forward foreign exchange rate	7.04
Risk-free interest rate	1.59
Expected term (in years)	0.98

Summary of preferred shares activities

The Company’s preferred shares activities for the years ended December 31, 2019, 2020 and 2021, respectively, are summarized below (in thousands, except number of shares):

	Series A		Series B		Series C		Series D		Series D1		Series E		Series F
	Preferred Shares		Preferred Shares		Preferred Shares		Preferred Shares		Preferred Shares		Preferred Shares		Preferred Shares		Mezzanine Equity
	Number of		Number of		Number of		Number of		Number of		Number of		Number of		Total number	Total
	shares	Amount	shares	Amount	shares	Amount	shares	Amount	shares	Amount	shares	Amount	shares	Amount	of shares	Amount
		RMB		RMB		RMB		RMB		RMB		RMB		RMB		RMB
Balance as of December 31, 2018	36,009,602	89,551	25,164,697	212,476	27,935,316	506,846	22,334,525	829,328	6,947,330	274,386	27,267,380	1,860,174	—	—	145,658,850	3,772,761
Issuance of Preferred Shares	—	—	—	—	—	—	—	—	—	—	—	—	34,677,872	3,011,072	34,677,872	3,011,072
Accretion to Preferred Shares redemption value	—	—	—	7,927	—	34,935	—	63,557	—	21,870	—	176,521	—	121,971	—	426,781

Balance as of December 31, 2019	36,009,602	89,551	25,164,697	220,403	27,935,316	541,781	22,334,525	892,885	6,947,330	296,256	27,267,380	2,036,695	34,677,872	3,133,043	180,336,722	7,210,614

Balance as of December 31, 2019	36,009,602	89,551	25,164,697	220,403	27,935,316	541,781	22,334,525	892,885	6,947,330	296,256	27,267,380	2,036,695	34,677,872	3,133,043	180,336,722	7,210,614
Accretion to Preferred Shares redemption value	—	—	—	—	—	14,771	—	50,956	—	18,983	—	208,271	—	387,753	—	680,734

Balance as of December 31, 2020	36,009,602	89,551	25,164,697	220,403	27,935,316	556,552	22,334,525	943,841	6,947,330	315,239	27,267,380	2,244,966	34,677,872	3,520,796	180,336,722	7,891,348

Balance as of December 31, 2020	36,009,602	89,551	25,164,697	220,403	27,935,316	556,552	22,334,525	943,841	6,947,330	315,239	27,267,380	2,244,966	34,677,872	3,520,796	180,336,722	7,891,348
Accretion to Preferred Shares redemption value	—	—	—	—	—	3,524	—	12,390	—	4,634	—	51,967	—	98,070	—	170,585
Conversion of Preferred Shares to ordinary shares upon the completion of the IPO	(36,009,602)	(89,551)	(25,164,697)	(220,403)	(27,935,316)	(560,076)	(22,334,525)	(956,231)	(6,947,330)	(319,873)	(27,267,380)	(2,296,933)	(34,677,872)	(3,618,866)	(180,336,722)	(8,061,933)

Balance as of December 31, 2021	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—